BUSINESS DESCRIPTION (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 28, 2018	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Aug. 05, 2017	Jul. 30, 2017	Feb. 24, 2017
Common Stock, Shares Authorized			100,000,000		100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001		$ 0.001
Common Stock, Shares, Issued			14,333,334		14,333,334	13,333,334
Common Stock, Value, Issued			$ 14,333		$ 14,333
Common Stock, Shares, Outstanding			14,333,334		14,333,334	13,333,334
Stock Issued During Period, Shares, New Issues	14,333,334		1,000,000
Stock Issued During Period, Value, New Issues		$ 80,000		$ 79,094
Payments for Repurchase of Initial Public Offering		906
Proceeds from Issuance Initial Public Offering		$ 79,094
Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.001
Common Stock, Shares, Issued	1,000,000
Common Stock, Value, Issued	$ 14,333,334
Shares Issued, Price Per Share	$ 0.08
Stock Issued During Period, Shares, New Issues			14,333,334	1,000,000
Stock Issued During Period, Value, New Issues				$ 1,000
Jinxuan Coking Coal Ltd [Member]
Common Stock, Shares Authorized								50,000
Common Stock, Par or Stated Value Per Share								$ 1
Common Stock, Shares, Issued								50,000
Common Stock, Value, Issued								$ 50,000